SHORT-TERM LOANS	6 Months Ended
Jun. 30, 2021
SHORT-TERM LOANS
SHORT-TERM LOANS

11.    SHORT-TERM LOANS

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Short-term loans	—	136,299	21,110
Total	—	136,299	21,110

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Secured		131,299	20,336
Unsecured	—	5,000	774
Total	—	136,299	21,110

In January 2021, for the purpose of acquisition, the Group entered into a loan agreement with Shanghai Bank, to borrow the overseas loan for a period of six months, with an amount of HKD173.4 million and a fixed interest rate of 6MHIBOR+200BPs per annum. The Company’s cash deposits in the amount of RMB155 million has been pledged under the loan. In March 2021, part of the loan in the amount of HKD15.6 million has been repaid. As of June 30, 2021, the principal of the loan was RMB131,299 (HKD$20,336). In July 2021, the loan have been repaid.

In January 2021, the Company further entered into loan agreements to borrow RMB18,000 and HKD11,000, respectively, for no more than three months, with a fixed interest rate of 6% per annum. As of June 30, 2021, both loans have been fully repaid.

In March and May 2021, the Company further entered into loan agreements to borrow RMB5,000 for no more than three months, with a fixed interest rate of 6% per annum. In July 2021, the loans have been fully repaid.

In March and May 2021, the Company, entered into a loan agreement and a pledge agreement for one year, pursuant to which the lender agreed to lend to the Company funds equal to 70%of the current fair market value (the “Loan-to-Value Ratio”) of 350.00971804 bitcoins and 120 bitcoins, respectively, with a fixed interest rate of 3.25% per annum and 2% service fee. As of June 2021, the loans have been fully settled by rendering the pledged bitcoins to the lender.